Share Options Outstanding (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted-average exercise price	$ 1.57	$ 1.53	$ 2.26
Number outstanding	4,539,838	5,144,133	4,186,399
Number exercisable	4,246,245
Intrinsic value	$ 6,956,000
Scheme III
Weighted-average exercise price	$ 0.01
Number outstanding	211
Number exercisable	211
Weighted-average remaining contractual life	1 year 11 months 1 day
Intrinsic value	3.05
Scheme V
Weighted-average exercise price	$ 2.53
Number outstanding	251,856
Number exercisable	251,856
Weighted-average remaining contractual life	3 years 9 months 4 days
Intrinsic value	0.53
Scheme VI
Weighted-average exercise price	$ 3.73
Number outstanding	292,097
Number exercisable	292,097
Weighted-average remaining contractual life	4 years 5 months 1 day
Scheme IX
Weighted-average exercise price	$ 1.54
Number outstanding	1,000,000
Number exercisable	1,000,000
Weighted-average remaining contractual life	5 years 10 months 21 days
Intrinsic value	1.52
Scheme X
Weighted-average exercise price	$ 1.54
Number outstanding	1,447,526
Number exercisable	1,447,526
Weighted-average remaining contractual life	6 years 4 months 13 days
Intrinsic value	1.52
Scheme XI
Weighted-average exercise price	$ 1.54
Number outstanding	576,605
Number exercisable	576,605
Weighted-average remaining contractual life	6 years 9 months
Intrinsic value	1.52
Scheme XII
Weighted-average exercise price	$ 1.54
Number outstanding	99,604
Number exercisable	99,604
Weighted-average remaining contractual life	6 years 10 months 17 days
Intrinsic value	1.52
Scheme XIII
Weighted-average exercise price	$ 0.68
Number outstanding	871,939
Number exercisable	578,346
Weighted-average remaining contractual life	8 years
Intrinsic value	$ 2.38